Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Schedule of Future Minimum Lease Payments [Line Items]
Lease commitment	$ 48
Within 1 Year [Member]
Schedule of Future Minimum Lease Payments [Line Items]
Lease commitment	$ 48